Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Details)	Sep. 30, 2025
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember